Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Investment securities:
Debt instruments at amortized cost	¥ 235,567	¥ 83,954
Loans and advances	111,891,134	104,635,815
Other financial assets	5,360,634	5,309,839
Deposits:
Borrowings	15,371,801	20,584,651
Debt securities in issue	11,984,994	11,428,437
Other financial liabilities	8,522,212	7,809,677
Carrying value [member]
Investment securities:
Debt instruments at amortized cost	235,567	83,954
Loans and advances	111,891,134	104,635,815
Other financial assets	5,360,634	5,309,839
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	123,181,105	114,512,622
Other deposits	49,746,705	48,080,870
Borrowings	14,954,804	20,200,944
Debt securities in issue	11,984,994	11,428,437
Other financial liabilities	8,522,212	7,808,826
Not carried at fair value [member]
Investment securities:
Debt instruments at amortized cost	235,541	83,965
Loans and advances	114,154,110	107,177,195
Other financial assets	5,357,987	5,307,008
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	123,009,507	114,511,759
Other deposits	49,607,234	48,074,478
Borrowings	14,876,449	20,234,044
Debt securities in issue	11,828,910	11,440,260
Other financial liabilities	8,522,110	7,808,773
Not carried at fair value [member] | Level 1 [member]
Investment securities:
Debt instruments at amortized cost	165,208	25,522
Not carried at fair value [member] | Level 2 [member]
Investment securities:
Debt instruments at amortized cost	70,333	58,443
Loans and advances	237,232	300,485
Other financial assets	5,307,316	5,255,558
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	123,009,507	114,511,759
Other deposits	49,481,149	47,944,259
Borrowings	14,868,020	20,225,380
Debt securities in issue	11,726,142	11,321,643
Other financial liabilities	8,387,339	7,681,488
Not carried at fair value [member] | Level 3 [member]
Investment securities:
Loans and advances	113,916,878	106,876,710
Other financial assets	50,671	51,450
Deposits:
Other deposits	126,085	130,219
Borrowings	8,429	8,664
Debt securities in issue	102,768	118,617
Other financial liabilities	¥ 134,771	¥ 127,285